                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ______________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 250
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


/s/ Andrea McMahon                      Omaha, Nebraska   11/12/09
-------------------------------------   ---------------   --------
             [Signature]                 [City, State]     [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-_______________     ________________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:          124
Form 13F Information Table Value Total:     $257,717
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
---    --------------------   ----
NONE   28-10990               MGA Holdings, L.L.C.

[Repeat as necessary.]

McCarthy Group Advisors, L.L.C.
FORM 13F
30-Sep-09

                          Form 13F INFORMATIONAL TABLE

            COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                           VALUE  SHRS OR SH / PUT / INVESTMENT   OTHER  -------------------
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------- -------------- --------- -------- ------- ---- ----- ---------- -------- ------ ------ -----
Abbott Laboratories             COM            002824100     6985  141189 SH         Defined             138389         2800
Amedisys Inc                    COM            023436108      458   10500 SH         Defined              10500
American Equity Invt Life       COM            025676206      161   22900 SH         Defined              22900
American Express Co             COM            025816109      222    6550 SH         Defined               6550
American States Water Co        COM            029899101      742   20495 SH         Defined              20495
Apache Corp                     COM            037411105     1469   16000 SH         Defined              16000
Apogee Enterprises Inc          COM            037598109      459   30550 SH         Defined              30550
Atwood Oceanics Inc             COM            050095108      578   16400 SH         Defined              16400
Automatic Data Process          COM            053015103     4098  104284 SH         Defined             101509         2775
Berkshire Hathaway, Inc. Cl A   COM            084670108      505       5 SH         Defined                  5
Berkshire Hathaway Inc Cl B     COM            084670207     7640    2299 SH         Defined               2196          103
Berry Petroleum Co Cl A         COM            085789105      445   16600 SH         Defined              16600
Bristol Myers Squibb Co         COM            110122108     4265  189385 SH         Defined             187445         1940
CVS/Caremark Corp               COM            126650100     5803  162367 SH         Defined             158867         3500
Chattem Inc                     COM            162456107      296    4450 SH         Defined               4450
Chesapeake Energy Corp          COM            165167107     3257  114670 SH         Defined             111985         2685
Cimarex Energy Co               COM            171798101      303    7000 SH         Defined               7000
Conagra Inc                     COM            205887102     4498  207492 SH         Defined             200867         6625
Daktronics Inc                  COM            234264109      184   21500 SH         Defined              21500
Dresser-Rand Group, Inc         COM            261608103      224    7200 SH         Defined               7200
DuPont (EI) De Nemours          COM            263534109      263    8175 SH         Defined               8175
Ebay Inc                        COM            278642103      934   39578 SH         Defined              39578
Emerson Electric Co             COM            291011104     3523   87896 SH         Defined              86646         1250
Genl Electric Co                COM            369604103     2861  174213 SH         Defined             173213         1000
Gulfmark Offshore Inc           COM            402629109      419   12800 SH         Defined              12800
Hanover Insurance Group, Inc    COM            410867105      837   20244 SH         Defined              20244
Henry Jack & Assoc Inc          COM            426281101      439   18685 SH         Defined              18685
Horace Mann Educators           COM            440327104      313   22400 SH         Defined              22400
Humana Inc                      COM            444859102     2993   80230 SH         Defined              78230         2000
iShares Barclays Treas Inflat   COM            464287176      467    4536 SH         Defined               1175         3361
iShares Barclays Aggregate Bon  COM            464287226     3609   34395 SH         Defined              28167         6228
iShares Russell 2000 Value - E  COM            464287630     3586   63555 SH         Defined              63335          220
iShares Russell 2000 Index-ETF  COM            464287655     1506   25000 SH         Defined              25000
iShares S & P Small Cap 600 -   COM            464287804      408    7800 SH         Defined               7800
iShares JP Morgan Emerg Mkts B  COM            464288281      265    2569 SH         Defined               2505           64
iShares Tr S&P Nat'l Mun Bond   COM            464288414      709    6700 SH         Defined               6700
iShares iBoxx High Yld Corp Bo  COM            464288513      277    3203 SH         Defined               3149           54
iShares Barclays MBSFixed-Rate  COM            464288588     1181   11058 SH         Defined              10898          160
iShares Barclays 1-3 Yr Credit  COM            464288646     2130   20407 SH         Defined              17990         2417
Johnson & Johnson               COM            478160104     8079  132682 SH         Defined             119711        12971
Mantech Intl Corp Cl A          COM            564563104      212    4500 SH         Defined               4500
Mediware Information System In  COM            584946107       90   12504 SH         Defined              12504
Microsoft Corp                  COM            594918104    10530  409396 SH         Defined             372991        36405
S&P 400 Mid-Cap Dep Receipts -  COM            595635103      399    3183 SH         Defined               3183
Motorcar Parts & Acces          COM            620071100      230   44891 SH         Defined              44891
Mylan Laboratories              COM            628530107     2136  133400 SH         Defined             129600         3800
OM Group Inc                    COM            670872100      441   14500 SH         Defined              14500
Pepsico Inc                     COM            713448108     4685   79871 SH         Defined              78257         1614
Pfizer Inc                      COM            717081103     2098  126775 SH         Defined             122441         4334
Pharmaceutical Prod             COM            717124101      204    9300 SH         Defined               9300
Procter & Gamble Co             COM            742718109     8198  141546 SH         Defined             135586         5960
Rowan Companies, Inc            COM            779382100      632   27400 SH         Defined              27400
Schering Plough Corp            COM            806605101     1360   48147 SH         Defined              45602         2545
Schering Plough 6% Pfd Series   PFD            806605705     4513   18595 SH         Defined              18570           25
Spectra Energy Corp             COM            847560109      593   31295 SH         Defined              30718          577
Tidewater Inc                   COM            886423102      416    8825 SH         Defined               8825
Transatlantic Holdings          COM            893521104     3933   78390 SH         Defined              74990         3400
United Fire & Casualty Co       COM            910331107     1035   57800 SH         Defined              57800
Vanguard Bd Index Fd Total Bnd  COM            921937835     1045   13147 SH         Defined              13021          126
Wabtec Corp                     COM            929740108      236    6300 SH         Defined               6300
Websense Inc                    COM            947684106      260   15500 SH         Defined              15500
Western Union Co                COM            959802109     6072  320949 SH         Defined             313012         7937
World Acceptance Corp           COM            981419104      381   15100 SH         Defined              15100
Wyeth                           COM            983024100    10643  219080 SH         Defined             208780        10300
Dun & Bradstreet Corp           COM            26483E100     2966   39382 SH         Defined              38352         1030
AmerisourceBergen Corp          COM            03073e105      721   32200 SH         Defined              32200

                          Form 13F INFORMATIONAL TABLE

            COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                           VALUE  SHRS OR SH / PUT / INVESTMENT   OTHER  -------------------
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------- -------------- --------- -------- ------- ---- ----- ---------- -------- ------ ------ -----
Inventiv Health Inc             COM            46122e105      392   23450 SH         Defined              23450
AT & T Inc                      COM            00206r102     1017   37656 SH         Defined              36381         1275
Actuant Corp Cl A New           COM            00508x203      437   27232 SH         Defined              27232
Cardinal Health Inc             COM            14149Y108     4996  186421 SH         Defined             184076         2345
Carefusion Corp                 COM            14170t101     2025   92906 SH         Defined              91734         1172
Centene Corp                    COM            15135b101     1781   94050 SH         Defined              92750         1300
Chart Industries Inc            COM            16115q308      345   16000 SH         Defined              16000
Chemed Corp                     COM            16359R103      377    8580 SH         Defined               8580
Compass Minerals Int'l          COM            20451n101     7669  124455 SH         Defined             122266         2189
ConocoPhillips                  COM            20825c104     8660  191763 SH         Defined             175953        15810
Devon Energy Corp               COM            25179M103     5020   74553 SH         Defined              73252         1301
Duke Energy                     COM            26441c105      482   30591 SH         Defined              29437         1154
Ensco Intl Inc                  COM            26874q100     4581  107685 SH         Defined             106050         1635
Encore Acquisition Co           COM            29255w100      408   10900 SH         Defined              10900
Endo Pharmaceutc Hldgs          COM            29264f205     3785  167250 SH         Defined             164600         2650
Energen Corp                    COM            29265n108      214    4975 SH         Defined               4975
Exxon Mobil Corp                COM            30231G102     1900   27693 SH         Defined              26893          800
Freeport McMoran Copper & Gold  COM            35671D857     2072   30205 SH         Defined              30005          200
Frontier Oil Corp               COM            35914p105     1638  117700 SH         Defined             117700
Healthspring Inc                COM            42224n101      463   37800 SH         Defined              37800
Innophos Holdings Inc           COM            45774n108      374   20200 SH         Defined              20200
Investment Tec Grp              COM            46145f105      459   16450 SH         Defined              16450
J P Morgan Chase & Co           COM            46625h100      396    9034 SH         Defined               9034
JPMorgan Chase & Co Alerian Ml  COM            46625h365      604   24130 SH         Defined              21630         2500
Kinder Morgan Management, LLC   COM            49455u100     3780   79832 SH         Defined              76940         2892
LHC Group Inc                   COM            50187a107      465   15550 SH         Defined              15550
Laboratory Corp Of America Hol  COM            50540r409      492    7482 SH         Defined               7020          462
Market Vectors Gold Miner - ET  COM            57060U100     4470   98694 SH         Defined              90369         8325
McKesson HBOC Inc               COM            58155q103      394    6620 SH         Defined               6620
Neuberger Berman Intrmd Muni B  COM            64124p101      302   22492 SH         Defined              22492
Nighthawk Radiology Holdings    COM            65411n105      304   42000 SH         Defined              42000
Oracle Corp                     COM            68389X105     3441  165135 SH         Defined             161875         3260
Pacific Premier Bncrp           COM            69478x105       53   12255 SH         Defined              12255
Pain Therapeutics Inc           COM            69562k100      247   48824 SH         Defined              48824
SPDR Gold Trust - ETF           COM            78463V107      361    3655 SH         Defined               2195         1460
KBW Regional Banking - ETF      COM            78464a698     1133   53154 SH         Defined              53154
Tetra Technologies Inc          COM            88162f105      237   24440 SH         Defined              24440
United Health Group Inc         COM            91324P102     2537  101308 SH         Defined             100137         1171
Valero Energy Corp              COM            91913Y100     4027  207675 SH         Defined             205685         1990
Valueclick Inc                  COM            92046n102      291   22100 SH         Defined              22100
Wellcare Health Plans           COM            94946t106     7236  293562 SH         Defined             275087        18475
WellPoint Inc                   COM            94973v107     3843   81150 SH         Defined              80045         1105
Wesco Intl Inc                  COM            95082P105     2502   86860 SH         Defined              86860
Windstream Corp                 COM            97381w104      119   11703 SH         Defined              11703
Allied Wrld Assur Com Shs       COM            g0219g203     3026   63125 SH         Defined              60650         2475
Arch Capital Group LTD          COM            G0450A105      453    6700 SH         Defined               6700
Argo Group International Holdi  COM            g0464b107     1452   43104 SH         Defined              42603          501
Aspen Ins Hldgs Ltd Shs         COM            g05384105     2731  103175 SH         Defined              98350         4825
Accenture Ltd. Cl A             COM            g1151c101     1871   50200 SH         Defined              49500          700
Covidien PLC                    COM            g2554f105     1596   36883 SH         Defined              35958          925
Endurance Specialty Holdings L  COM            g30397106     1782   48850 SH         Defined              48850
Everest Re Group LTD            COM            g3223r108     2877   32800 SH         Defined              32200          600
Flagstone Reinsurance Holdings  COM            g3529t105     1977  175300 SH         Defined             171800         3500
Montpelier Re Holdings Ltd      COM            G62185106     2097  128505 SH         Defined             127405         1100
Opentv Corp                     COM            G67543101       14   10500 SH         Defined              10500
RenaissanceRe Holdings Ltd      COM            G7496G103     5717  104405 SH         Defined             100545         3860
Noble Corporation               COM            h5833n103     3844  101275 SH         Defined              95725         5550
IMS Health Inc                  COM            449934108               536   34900 SH         Defined              34900
REPORT SUMMARY                  124 DATA RECORDS           257717           1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED